Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation
Basis of preparation

2.	Basis of preparation:

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (IASB).

The Board of Directors approved the consolidated financial statements on March 31, 2026.

(b)	Measurement basis:

The consolidated financial statements have been prepared based on the historical cost, except for investment which is measured at fair value. Other measurement bases used are described in the applicable notes.

(c)	Use of estimates and judgments:

Preparing consolidated financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

Estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimates are reviewed and in any future periods affected.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 2

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:

i.	Going concern:

At the end of each reporting period, management exercises judgment in assessing the Company’s ability to continue as a going concern and operate in the normal course by reviewing the Company’s performance, resources and future obligations. The conclusion that the Company will be able to continue as a going concern is subject to critical judgments of management with respect to assumptions surrounding the short and long-term operating budgets, expected profitability, investment and financing activities and management’s strategic planning. The assumptions used in management’s assessment are derived from actual operating results along with industry and market trends.

ii.	Depreciation and amortization rates:

In calculating the depreciation and amortization expense, management is required to make estimates of the expected useful lives of property and equipment and intangible assets.

iii.	Expected credit losses:

The Company uses historical trends and performs specific account assessments when determining the expected credit losses. These accounting estimates are in respect to the amounts receivables line item in the Company’s consolidated statements of financial position.

The Company monitors the financial stability of its customers and the environment in which they operate to make estimates regarding the likelihood that the individual trade receivable balances will be paid. The Company reviews the components of these accounts on a regular basis to evaluate and monitor this risk. The Company also reviews current economic conditions from time to time and assesses whether there would be any impact on the expected credit losses.

iv.	Investments:

The valuation of the Company’s investment in a privately held company requires the application of management estimates and judgments with respect to the determination of appropriate valuation method applied at each reporting date. The assumptions for estimating fair value of the investment are disclosed in Note 8.

v.	Share-based compensation:

The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share-based compensation. The following assumptions are used in the model: dividend yield; expected volatility; risk-free interest rate; expected option life; and fair value.

Changes to assumptions used to determine the grant date fair value of share-based compensation awards can affect the amounts recognized in the consolidated financial statements.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 3

vi.	Revenue:

Revenue from acquisition service contracts, which are fixed-price contracts, is recognized over time based on the ratio of costs incurred to estimated total contract costs. The determination of estimated total contract costs of acquisition services contracts requires the use of significant assumptions related to estimated purchased services, materials, and labor costs. Changes to the assumptions used to measure revenue could impact the amount of revenue recognized in the consolidated financial statements (see Note 3(k)).

vii.	Impairment:

The carrying value of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable and assesses the impairment for intangible assets not yet available for use on an annual basis. The Company has determined that its long-lived assets belong to two distinct cash-generating units (“CGUs”). The Company determines the value in use based on estimated discounted future cash flows and an impairment is recognized if the carrying value exceeds that estimate. The assumptions used in determining estimated discounted future cash flows include projected revenues and discount rates. Judgment is required in determining the level at which to test impairment, including the grouping of CGUs that generate cash inflows (see Note 3(j)).

viii.	Defined benefit plan:

The cost of the defined benefit plan is determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases and mortality rates. Due to the complexities involved in the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

The calculation is most sensitive to changes in the discount rate. In determining the appropriate discount rate, management considers the interest rates of corporate bonds in currencies consistent with the currencies of the post-employment benefit obligation. Governmental bonds denominated in that currency are used where there is no deep market in high quality corporate bonds. The mortality rate is based on publicly available mortality tables for the specific countries. Those mortality tables tend to change only at intervals in response to demographic changes. Future salary increases are based on expected future inflation rates.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 4

ix.	Leases:

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Company has several lease contracts that include extension options. The Company applies judgment in evaluating whether it is reasonably certain whether or not to exercise the option to renew the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available.